Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk management [Abstract]
Disclosure of reconciliation of the Group's cash net of debt
The following table provides a reconciliation of the Group’s cash net of debt:

	At December 31,
(Euro thousands)	2023	2022
Cash and cash equivalents	28,130	91,897

Non-current borrowings	(32,381)	(18,115)
Current borrowings	(35,720)	(15,370)

Borrowings	(68,101)	(33,485)

Bank overdrafts	(280)	(148)

Cash net of debt	(40,251)	58,264

Disclosure of reconciliation of the group's cash net of debt to total consolidated equity
The ratio of cash net of debt to total consolidated equity was as follows:

	At December 31,
(Euro thousands)	2023	2022
Cash net of debt	40,251	(58,264)
Total equity	165,628	300,806

Total capital	205,879	242,542

Gearing ratio	20%	(24%)

Disclosure of Table presents the group's assets and liabilities that are measured at fair value
The following table presents the Group’s assets and liabilities that are measured at fair value at December 31, 2023 and 2022.

	At December 31,
(Euro thousands)	2023	2022
Assets
Other non-current assets
- Financial assets at fair value through profit or loss
Level 1	1,075	1,028
Level 3	1,585	1,347

	2,660	2,375

Liabilities
Other current liabilities
- Warrant liabilities
Level 1	2,612	5,826
Level 3	1,429	3,176

	4,041	9,002

Disclosure of Sensitivity analysis of possible change in the main foreign currencies against the Euro
The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the main foreign currencies against the Euro, with all other variables held constant, of the Group’s loss before tax due to differences arising on settlement or translation of monetary assets and liabilities and the Group’s equity excluding the impact of accumulated losses due to the changes of exchange fluctuation reserve of certain overseas subsidiaries of which the functional currencies are currencies other than Euro.

	At December 31, 2023		At December 31, 2022
(Euro thousands)	Increase / (decrease) in loss before tax if Euro strengthens by 5%	Increase / (decrease) in loss before tax if Euro weakens by 5%	Increase / (decrease) in loss before tax if Euro strengthens by 5%	Increase / (decrease) in loss before tax if Euro weakens by 5%
USD	(12,046)	12,046	(7,610)	7,610
CNY	72	(72)	138	(138)
HKD	(256)	256	1	(1)
GBP	136	(136)	108	(108)
JPY	(1,094)	1,094	148	(148)

Total	(13,188)	13,188	(7,215)	7,215

Disclosure of Sensitivity analysis of reasonably possible change in interest rate
The following table demonstrates the sensitivity to a reasonably possible change in interest rate, with all other variables held constant, of the Group’s loss before tax (through the impact on floating rate borrowings).

(Euro thousands)	Increase/(decrease) in basis points	Increase/(decrease) in loss before tax
2023	100	195
	(100)	(195)
2022	100	253
	(100)	(253)

Disclosure of trade receivables in financial risk management
The following table provides the aging of trade receivables:

(Euro thousands)	Not yet due	0-90 days overdue	90-180 days overdue	>180 days overdue	Total
Trade receivables, gross	30,738	8,602	4,552	7,948	51,840
Loss allowance	—	(199)	(536)	(5,448)	(6,183)

Total trade receivables at December 31, 2023	30,738	8,403	4,016	2,500	45,657

Trade receivables, gross	33,279	10,616	4,618	6,566	55,079
Loss allowance	—	(118)	(286)	(5,807)	(6,211)

Total trade receivables at December 31, 2022	33,279	10,498	4,332	759	48,868

Disclosure of Maturity analysis for derivative financial liabilities
The table below analysis the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	As at December 31, 2023
	On demand	Less than 1 year	1 to 3 years	Over 3 years	Total
Trade payables	20,907	57,669	—	—	78,576
Other current liabilities	8,758	88,527	—	—	97,285
Lease liabilities	—	37,824	58,685	70,867	167,376
Bank overdrafts	280	—	—	—	280
Borrowings	—	35,720	21,794	10,587	68,101

	29,945	219,740	80,479	81,454	411,618

	As at December 31, 2022
	On demand	Less than 1 year	1 to 3 years	Over 3 years	Total
Trade payables	34,477	38,637	—	—	73,114
Other current liabilities	29,704	35,238	—	—	64,942
Lease liabilities	—	38,029	55,008	63,589	156,626
Bank overdrafts	148	—	—	—	148
Borrowings	—	15,370	6,503	11,612	33,485

	64,329	127,274	61,511	75,201	328,315